Financial instruments and related disclosures - Additional Information Capital and Risk Management (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) wholesalers	Dec. 31, 2023 GBP (£)	Dec. 31, 2024 USD ($) wholesalers	Dec. 31, 2024 EUR (€) wholesalers	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Borrowings	£ 13,095	£ 15,040					£ 17,197	£ 19,838
Equity	13,086	12,795					£ 10,096	£ 21,342
Total capital including that provided by non-controlling interests	26,000	28,000
Current borrowings	2,349	2,813
Short-term finance access	£ 0	815
Number of largest US wholesalers | wholesalers	3		3	3
Trade receivables, net of loss allowance	£ 5,563	5,905
Halk Bank | UK current year charge
Disclosure of detailed information about financial instruments [line items]
Cash held at sub-investment rated counterparties	14
Banco Bradesco | Brazil
Disclosure of detailed information about financial instruments [line items]
Cash held at sub-investment rated counterparties	1
Banco De La Produccion | Ecuador
Disclosure of detailed information about financial instruments [line items]
Cash held at sub-investment rated counterparties	1
Banco De America Central And Banco De Honduras | Honduras
Disclosure of detailed information about financial instruments [line items]
Cash held at sub-investment rated counterparties	5
US commercial paper program
Disclosure of detailed information about financial instruments [line items]
Maximum drawdown of commercial papers	1,048	2,579	$ 1,315		$ 3,262
Euro commercial paper program
Disclosure of detailed information about financial instruments [line items]
Maximum drawdown of commercial papers	145	800		€ 170		€ 927
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents and liquid investments	3,900	3,000
Cash and cash equivalents held centrally	3,100	2,200
Amount held at European medium term note programme	20,000
Notes issued at European medium term note programme	9,200
Notes issued under us shelf registration	5,900		7,500
Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	9,986	9,528
Bank balances and deposits	2,590	1,942
Credit risk | Group credit enhancements and credit insurance
Disclosure of detailed information about financial instruments [line items]
Trade receivables, net of loss allowance	£ 307	£ 421
Credit risk | ViiV Healthcare
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in subsidiary	78.30%	78.30%
Credit risk | Total for all external credit grades | Wholesaler in the US
Disclosure of detailed information about financial instruments [line items]
Credit exposure	£ 1,100	£ 1,200
Credit risk | Lower than BBB-/Baa3
Disclosure of detailed information about financial instruments [line items]
Cash held at sub-investment rated counterparties	24	44
Credit risk | BBB/Baa
Disclosure of detailed information about financial instruments [line items]
Bank balances and deposits	80	55
Credit risk | BBB -/ Baa3 Rated
Disclosure of detailed information about financial instruments [line items]
Bank balances and deposits	41
Credit risk | BBB -/ Baa3 Rated | Banca Popolare Di Sondrio
Disclosure of detailed information about financial instruments [line items]
Balances or deposits with banks	33
Credit risk | BBB -/ Baa3 Rated | OTP Bank
Disclosure of detailed information about financial instruments [line items]
Balances or deposits with banks	5
Credit risk | BBB -/ Baa3 Rated | State Bank of India
Disclosure of detailed information about financial instruments [line items]
Balances or deposits with banks	2
Credit risk | BBB -/ Baa3 Rated | Banco De Credito Del Peru
Disclosure of detailed information about financial instruments [line items]
Balances or deposits with banks	1
Wholesale and retail credit risk | Due from three wholesalers
Disclosure of detailed information about financial instruments [line items]
Trade receivables, net of loss allowance	£ 2,766	£ 3,319
Wholesale and retail credit risk | Non USA | Top of range
Disclosure of detailed information about financial instruments [line items]
Maximum percentage of trade receivables balance	5.00%
Wholesale and retail credit risk | US | Due from three wholesalers
Disclosure of detailed information about financial instruments [line items]
Maximum percentage of trade receivables balance	50.00%	56.00%
Wholesale and retail credit risk | US | In line with other pharmaceutical companies
Disclosure of detailed information about financial instruments [line items]
Percentage of sales of US Commercial Operation business to three largest wholesalers	77.00%	79.00%
Current | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Revolving credit facilities	£ 1,800		$ 2,200
Revolving credit facility, term	364 days
Later than one year and not later than three years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Revolving credit facilities	£ 1,600
Revolving credit facility, term	3 years
Not later than three months | Credit risk | ViiV Healthcare
Disclosure of detailed information about financial instruments [line items]
Cash managed by group for subsidiary	£ 1,900	£ 2,000